Organization and Description of Business - Schedule of Subsidiaries of the Company (Details)	12 Months Ended
Jun. 30, 2026
Carve Group Ltd (“Carve Group”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activity	an investment holding company
Guardian Blue Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activity	an investment holding company
Oriental Grove Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activity	an investment holding company
Yunshang Management Company Limited (“Yunshang”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activity	an investment holding company
Real Prospect Limited (“Real Prospect”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activity	an investment holding company
Times Good Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activity	an investment holding company
Shenzhen Hillstar Management Consulting Co., Ltd (“Shenzhen Hillstar”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	an investment holding company
Zhongshen Resources Development (Liaoning) Co., Ltd (“Zhongshen”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	cultivation and supply of scarce wild-grown traditional Chinese medicine resources
Glyken Bird Nest Technology (Shenzhen) Co., Ltd (“Glyken”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	sales of health and wellness products
Guangxi Free Trade Zone Yanwo Bio-technology Co., Ltd. (“Guangxi Yanwo”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	90.00%
Principal Activity	research and development, production, and sales of health and wellness products
Yanwa Brand Operation (Shenzhen) Co., Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	sales of health and wellness products
Yanwo Health Food Technologies (Shenzhen) Co., Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	sales of health and wellness products
QizeXing Biotechnology (Shenzhen) Co., Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	51.00%
Principal Activity	sales of health and wellness products
Changsha Juqun Health Technology Co., Ltd [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	51.00%
Principal Activity	sales of health and wellness products
Shenzhen Shuangxinkanghe Biotechnology Co., Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	51.00%
Principal Activity	sales of health and wellness products
Shenzhen Pioneer Silver Age Health Technology Co., Ltd [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	51.00%
Principal Activity	sales of health and wellness products
Puyi Dake Information Technology Co., Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	an investment holding company
Shenzhen Guibao Intelligent Management Co., Ltd. (“Shenzhen Guibao”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	an investment holding company
Qingdao Mai Si Technology Co., Ltd. (“Maisi”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	electric vehicle charging services and charging equipment
Shenzhen Huazhixing Management Consulting Co. Ltd. (“Huazhixing”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	an investment holding company
Huazhi Future (Chongqing) Technology Co. Ltd. (“Huazhi Future”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	computing power and algorithm solutions
Huarong Future (Sichuan) Technology Co. Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	computing power and algorithm solutions
Huayuan Future (Shanxi) Technology Co. Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	computing power and algorithm solutions
Chongqing Fangzhen Technology Co. Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	AI-driven marketing solutions
Huasheng Yuan (Shenzhen) Technology Co. Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activity	computing power and algorithm solutions
Zhiqi Xingchen (Chongqing) Technology Co. Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	PRC
% of Ownership	51.00%
Principal Activity	computing power and algorithm solutions